Debt - Long-term Debt, Net of Unamortized Debt Issuance Costs and Current Portion (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Unamortized debt issuance costs		$ 0	$ 283
Current portion of term loan payable, net of debt issuance costs	$ 0	183	5,368
Long-term debt, net of unamortized debt issuance costs and current portion		0	6,561
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Variable Rate Revolving Credit Facility Term Loan, interest at LIBOR plus applicable margin, due February 26, 2025		0	7,219
Unamortized debt issuance costs		0	283
Current portion of term loan payable, net of debt issuance costs		$ 0	$ 375